Real Estate Acquisitions and Dispositions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Real Estate Acquisitions and Dispositions
Real Estate Acquisitions and Dispositions

4. Real Estate Acquisitions and Dispositions

        On July 17, 2014, we sold Highland Lakes Center, a wholly owned shopping center in Orlando, FL, for net proceeds of $20.5 million, resulting in a gain of approximately $9.0 million, which is included in gain upon acquisition of controlling interests and on sale of interests in properties in the accompanying consolidated and combined statements of operations.

        On June 23, 2014, we sold New Castle Plaza, a wholly owned shopping center in New Castle, Indiana, for net proceeds of $4.4 million, resulting in a gain of approximately $2.4 million, which is included in gain upon acquisition of controlling interests and on sale of interests in properties in the accompanying consolidated and combined statements of operations.

        On June 20, 2014, we acquired our partner's 50 percent interest in Clay Terrace, a 577,000 square foot lifestyle center located in Carmel, Indiana for approximately $22.9 million, paid by issuing 1,173,678 units of WPG L.P. The center is anchored by Dick's Sporting Goods, DSW and Whole Foods and includes several national and local retailers as well as a variety of dining options. Also included in the transaction is land available for development. The property was previously accounted for under the equity method, but is now consolidated as it is wholly owned post-acquisition. The consolidation of this previously unconsolidated property resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of approximately $46.6 million which is included in gain upon acquisition of controlling interests and on sale of interests in properties in the accompanying consolidated and combined statements of operations.

        On June 18, 2014, we acquired our partner's interest in a portfolio of seven open-air shopping centers, consisting of four centers located in Florida, and one each in Indiana, Connecticut and Virginia, for approximately $162.0 million. The portfolio of properties totals over 2.1 million square feet. Also included in this transaction is land valued at approximately $4.0 million. Previously, we held between 32 percent to 42 percent legal ownership interests in the properties, but received substantially less economic benefit due to the partner's preferred capital allocation. The properties were previously accounted for under the equity method, but are now consolidated as four properties are wholly owned and three properties are approximately 88.2 percent owned post-acquisition. The consolidation of these previously unconsolidated properties resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of approximately $42.3 million which is included in gain upon acquisition of controlling interest and on sale of interests in properties in the accompanying consolidated and combined statements of operations. The source of funding for the acquisition was a borrowing under the Revolver (see Note 5).

        We reflected the assets and liabilities of the above acquisition properties at the estimated fair value on the respective acquisition dates. The following table summarizes the purchase price allocation, which has been further refined as of September 30, 2014; however, it remains preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition:

Investment properties	$413,548
Other assets	67,870
Debt	(206,473)
Other liabilities	(26,584)

Net assets acquired	248,361
Noncontrolling interest	(1,032)
Prior net cash distributions and losses	26,235
Gain on pre-existing interest	(88,843)

Fair value of total consideration transferred	184,721
Less: Units issued	(22,464)
Less: Cash acquired	(7,887)

Net cash paid for acquisitions	$154,370

        On February 28, 2014, SPG disposed of its interest in one unconsolidated shopping center and recorded a gain of approximately $0.2 million, which is included in gain upon acquisition of controlling interest and on sale of interests in properties in the consolidated and combined statements of operations. This property is part of a portfolio of interests in properties, the remainder of which is included within those properties distributed by SPG to WPG on May 28, 2014.

        On January 10, 2014, SPG acquired one of its partner's remaining interests in three properties that were contributed to WPG. The consideration paid for the partner's remaining interests in these three properties was approximately $4.6 million. Two of these properties were previously consolidated and are now wholly owned. The remaining property is accounted for under the equity method.

        On February 21, 2013, SPG increased its economic interest in three unconsolidated shopping centers and subsequently disposed of its interests in those properties. The aggregate gain recognized on this transaction was approximately $14.2 million and is included in gain upon acquisition of controlling interests and on sale of interests in properties in the consolidated and combined statements of operations. These properties were part of a portfolio of interests in properties, the remainder of which is included within those properties distributed by SPG to WPG on May 28, 2014.

4. Real Estate Acquisitions and Dispositions

        On January 10, 2014, SPG acquired one of its partner's remaining interests in three properties that will be contributed to WPG. The consideration paid for the partner's remaining interests in these three properties was approximately $4.6 million. Two of these properties were previously consolidated and are now wholly owned. The remaining property is accounted for under the equity method.

        Acquisition and disposition activity for the periods presented is highlighted as follows:

  2013 Dispositions

        On February 21, 2013, SPG increased its economic interest in three unconsolidated strip centers and subsequently disposed of its interests in those properties. These properties were part of a portfolio of interests in properties, the remainder of which is included within those properties expected to be distributed by SPG to WPG. The aggregate gain recognized on this transaction was approximately $14.2 million and is included in Gain on sale of interests in properties in the combined statements of operations.

  2012 Acquisition

        On March 22, 2012, SPG acquired a controlling interest in Concord Mills Marketplace, a previously unconsolidated property, and recorded its acquisition of the interest using the acquisition method of accounting. Results of operations of this property have been included in the combined results from the date of SPG's acquisition of its 100% interest in this property. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. We amortize these amounts over the estimated life of the related depreciable components of investment property, typically no greater than 35 years, the terms of the applicable leases and the applicable debt maturity. The table below summarizes our final purchase price allocation to the amounts of assets acquired and liabilities assumed as a result of the acquisition.

Investment properties	$29,978
Tenant Receivables and accrued revenue, net	36
Deferred costs and other assets (including intangibles)	784

Total Assets	$30,798

Mortgages and other indebtedness, including premiums	$12,981
Accounts payable, accrued expenses, intangibles and other	1,473

Total Liabilities	$14,454

  2011 Acquisitions

        On December 31, 2011, SPG and its former joint venture partner dissolved a venture in which SPG had a 50% interest and distributed a portfolio of twelve properties previously held within the venture to SPG and its joint venture partner. As a result, as of the date of the distribution, SPG had a 100% interest in six of the properties previously held by the 50% owned joint venture. Five of these properties will be transferred to us in connection with our separation from SPG and, accordingly, have been included in the combined results from December 31, 2011, the date of SPG's acquisition of its 100% interest in these properties. Accordingly, the wholly owned properties are treated as an acquisition in the Combined Financial Statements from December 31, 2011, the date of SPG's acquisition of its 100% interest in these properties. Prior to the 2011 distribution, the properties are not included in the SPG Businesses Combined Financial Statements as SPG's investment was in the entire joint venture portfolio and as such, SPG did not have a separated interest in each of these properties. Such legal interest in the dissolved joint venture is not being contributed to us.

        The distribution resulted in a remeasurement of the distributed assets to estimated fair value. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. We amortize these amounts over the estimated life of the related depreciable components of investment property, typically no greater than 35 years, the terms of the applicable leases and the applicable debt maturity. The table below summarizes our final purchase price allocations to the amounts of assets acquired and liabilities assumed as a result of the acquisitions.

Investment properties	$356,927
Tenant Receivables and accrued revenue, net	4,529
Deferred costs and other assets (including intangibles)	53,594

Total Assets	$415,050

Mortgages and other indebtedness, including premiums	$284,727
Accounts payable, accrued expenses and intangibles	21,619
Other Liabilities	853

Total Liabilities	$307,199